Stock Authorization And Issuance (Narrative) (Details)				1 Months Ended					12 Months Ended
	Mar. 26, 2018 item $ / shares shares	Oct. 17, 2017 USD ($) shares	Mar. 30, 2016 $ / shares	Jul. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares item shares	Mar. 31, 2016	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2019 shares	Oct. 31, 2018 shares	Jun. 12, 2018 shares	Oct. 31, 2017 shares	Nov. 17, 2005 shares
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares authorized									15,000,000						100,000
Preferred Stock, Shares outstanding									0
Common stock, shares authorized									110,000,000	75,000,000	110,000,000	75,000,000	40,000,000
Exercise price per warrant | $ / shares									$ 0.44
Warrants | $									$ 1,330,000	$ 1,810,000
Sale of common stock, number of shares				1,800,000					2,900,000
Sale of common stock | $				$ 180,000						$ 5,276,000
Sale of stock price per share | $ / shares				$ 0.10
Shares of common stock issued upon exercise of warrants									12,200,000	13,300,000
Estimated fair market value | $									$ 1,300,000	$ 1,800,000
Issuance of stock to consultants, shares					625,000
Issuance of stocks to consultants | $					$ 60,000
Warrants, Options And Unvested RSUs [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									23,600,000
Pre-funded Warrant [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares									30,000	2,100,000
Brickell [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock										5,000,000
Warrant term									5 years
Exercise price per warrant | $ / shares										$ 0.16
Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant | $ / shares									$ 0.74
Warrants | $									$ 5,000,000
Series E Preferred Stock [Member]
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares outstanding									0
Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares									2,900,000	2,000,000
Sale of common stock | $										$ 45,000
Shareholder Approved Equity Compensation Plans [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									2,100,000
Market Issuance Sales Agreement [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $										$ 0.87
Aggregate offering shares										1,400,000
Principal [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									20,800,000
Interest In-Kind [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									7,200,000
Offering Under PIPE Agreement [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock						1,900,000	2,000,000
Legal fees | $						$ 50,000
Warrant term							5 years
Number of tranches | item							2
Offering Under PIPE Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock						2,500,000	2,500,000
Exercise price per warrant | $ / shares						$ 0.01	$ 0.01
Offering Under PIPE Agreement [Member] | Share-based Compensation Award, Tranche Two [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $						$ 1,000,000	$ 1,000,000
Warrants to purchase common stock						2,500,000	2,500,000
Exercise price per warrant | $ / shares						$ 0.74	$ 0.74
Director Stock Purchase [Member] | Director [Member]
Stock Authorization And Issuance [Line Items]
Number of directors | item	3
Director Stock Purchase [Member] | Director [Member] | Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares	200,000
Sale of stock price per share | $ / shares	$ 0.83
Offerings under Equity Line Agreement [Member]
Stock Authorization And Issuance [Line Items]
Shelf, duration		30 months
Sale of common stock under commitment fee		0.3
Offerings under Equity Line Agreement [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $		$ 20,000,000
Aggregate offering shares														4,000,000
Rights Agreement [Member]
Stock Authorization And Issuance [Line Items]
Redemption price | $ / shares									$ 0.01
Exercise price per warrant | $ / shares			$ 14.50
Post reserve split ratio			0.1
Threshold percentage at which rights separte from common stock								15.00%